UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                               ----------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Odyssey Partners, L.P.
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Address:   280 Park Avenue
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           New York, NY  10017
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jack Nash
         --------------------------------------------------------------
Title:   General Partner
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Phone:   212-455-6200
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Signature, Place, and Date of Signing:

/s/ Jack Nash                         New York                      05-13-99
---------------------               ------------                    --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:                4
                                            ---------------------------
Form 13F Information Table Value Total:     $       56,878
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                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                             ODYSSEY PARTNERS, L.P.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 1999


                                                                                  ITEM 5:
                                   ITEM 2:         ITEM 3:         ITEM 4:       Shares or
           ITEM 1:                Title of          Cusip            Fair        Principal
       Name of Issuer               Class           Number       Market Value     Amount
--------------------------------------------------------------------------------------------
AER ENERGY RESOURCES          COMMON                 000944108        1,224,593   2,177,055
AVATAR HOLDINGS INC           COMMON                 053494100       38,466,675   2,107,763
EAGLE FOOD CENTERS            COMMON                 269514105       12,371,957   4,211,730
THACKERAY CORP                COMMON                 883217101        4,814,906   1,328,250


Table Continued....

                                         ITEM 6:                                           ITEM 8:
                                  INVESTMENT DESCRETION                            VOTING AUTHORITY SHARES
                                       (b) Shares                 ITEM 7:
           ITEM 1:                     as Definces   (c) Shared  Managers
       Name of Issuer      (a) Sole    in Instr. V     Other     See Intr. V (a) Sole     (b) Shared     (c) None
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AER ENERGY RESOURCES          X                                                  X
AVATAR HOLDINGS INC           X                                                  X
EAGLE FOOD CENTERS            X                                                  X
THACKERAY CORP                X                                                  X
